UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Becker Value Equity Fund (NASDAQ: BVEFX)

Becker Small Cap Value Equity Fund (NASDAQ: BVESX)

Semi - Annual Report

(Unaudited)

April 30, 2006

Fund Advisor:

Becker Capital Management, Inc.

1211 SW Fifth Avenue

Suite 2185

Portland, OR 97204

Toll Free: (800) 551-3998

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

2Companies with market capitalization less than $2 billion.

3Companies with market capitalizations greater than $2 billion

The Fund invests primarily in common and preferred stock of small-cap companies whose market prices do not reflect the true value of the companies in the opinion of the Fund’s advisor, Becker Capital Management, Inc. The Fund will generally select stocks of companies with a market capitalization that does not exceed $2.0 billion.

1As a percent of net assets.

2Companies with market capitalizations greater than $1.5 billion

3Companies with market capitalization less than $1.5 billion.

The Fund invests primarily in common and preferred stock of large or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund’s advisor. The Fund will generally select stocks of companies with a market capitalization that exceed $1.5 billion.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES – (Unaudited)

As a shareholder of one of the Becker Value Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, November 1, 2005 to April 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

Becker Value Funds
Statement of Assets and Liabilities
April 30, 2006
(Unaudited)

	Becker Small Cap Value Equity Fund	Becker Value Equity Fund
Assets		
Investment in securities:		
At cost	$ 3,281,671	$ 38,322,482
At value	$ 3,301,650	$ 42,679,509
Receivable due from Advisor	8,855	-
Receivable for Fund shares sold	1,808	2,786
Prepaid expenses	12,430	11,142
Receivable for investments sold	29,800	-
Dividends receivable	282	35,691
Interest receivable	338	12,526
Total assets	3,355,163	42,741,654
Liabilities		
Payable to Custodian	14	-
Payable for investments purchased	29,910	359,882
Payable for Fund shares redeemed	1	-
Payable to Advisor	-	20,642
Payable to Administrator, Fund Accountant & Transfer Agent	9,814	14,035
Trustee and officer fees accrued	1,965	2,567
Other accrued expenses	8,087	11,888
Total liabilities	49,791	409,014
Net Assets	$ 3,305,372	$ 42,332,640
Net Assets consist of:		
Paid in capital	$ 3,120,221	$ 35,887,153
Accumulated undistributed net investment income	1,072	92,183
Accumulated net realized gain from investment transactions	164,100	1,996,277
Net unrealized appreciation on investments	19,979	4,357,027
Net Assets	$ 3,305,372	$ 42,332,640
Shares outstanding (unlimited number of shares authorized)	315,115	3,113,590
Net Asset Value, Offering and redemption price per share	$ 10.49	$ 13.60
Redemption price per share ($10.49 * 0.99 and $13.60* 0.99) (a)	$ 10.39	$ 13.46

(a) The redemption price per share reflects a redemption fee of 1.00% on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an intgral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

Becker Value Funds

Notes to the Financial Statements

April 30, 2006

(Unaudited)

NOTE 1.          ORGANIZATION

Becker Value Equity Fund (“Value Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 9, 2003. The Becker Small Cap Value Equity Fund (“Small Cap Fund”) was organized as a diversified series of the Trust on December 13, 2004 (collectively with the Value Equity Fund, the “Funds” or each a “Fund”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The Value Fund commenced operations on November 3, 2003, and the Small Cap Fund commenced operations on January 3, 2005. The investment objective of each Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Funds is Becker Capital Management, Inc. (the “Advisor”).

NOTE 2.          SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - The Funds make no provision for federal income tax. The Funds’ policy is to continue to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Becker Value Funds

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 2.          SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3.          FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreements, on behalf of each Fund (each an “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Small Cap Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Small Cap Fund. For the six months ended April 30, 2006, the Advisor earned a fee of $16,731 from the Small Cap Value Equity Fund before the reimbursement described below. As compensation for its management services, effective February 28, 2006, the Value Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Value Fund. Prior to February 28, 2006, the Advisor’s fee accrued at an annual rate of 1.20%. For the six months ended April 30, 2006, the Advisor earned a fee of $219,687 from the Value Equity Fund before the reimbursement described below. At April 30, 2006, the Small Cap Fund was owed $8,855 from the Advisor and the Value Fund owed the Advisor $20,642.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that the Small Cap Fund’s total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.20% of the Small Cap Fund’s average daily net assets through October 31, 2006. For the six months ended April 30, 2006, the Advisor waived fees and/or reimbursed expenses of $64,794 for the Small Cap Fund. The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that the Value Fund’s total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% of the Value Fund’s average daily net assets through October 31, 2006. For the six months ended April 30, 2006, the Advisor waived fees of $104,176 for the Value Fund.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund’s business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2006, Unified earned fees of $14,876 and $19,389 for administrative services provided to the Small Cap Fund and Value Fund, respectively.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended April 30, 2006, Unified earned fees of $5,587 and $8,830 from the Small Cap Fund and Value Fund, respectively, for transfer agent services and $2,158 and $4,082 from the Small Cap Fund and Value Fund, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended April 30, 2006, Unified earned fees of $7,439 and $9,917 from the Small Cap Fund and Value Fund, respectively, for fund accounting services. A trustee and certain officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Becker Value Funds

Notes to the Financial Statements

April 30, 2006 - continued

(Unaudited)

NOTE 3.          FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to Unified Financial Securities, Inc. by the Funds for the six months ended April 30, 2006. Unified Financial Securities, Inc. is a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.          INVESTMENTS

For the six months ended April 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of April 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2006, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $3,281,671 for the Small Cap Fund and $38,322,482 for the Value Fund.

NOTE 5.          ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.          BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of each fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2006, the Advisor, for the benefit of its customers, held 43.30% of the voting securities of the Small Cap Value Equity Fund and Commercial Properties, for the benefit of its customers, held 42.11% of the voting securities of the Value Equity Fund.

Becker Value Funds

Notes to the Financial Statements

April 30, 2006 - continued

(Unaudited)

NOTE 7.          DISTRIBUTIONS TO SHAREHOLDERS

Small Cap Fund. There were no distributions made by the Small Cap Value Equity Fund during the period January 3, 2005, (commencement of operations) through October 31, 2005.

On December 28, 2005, the Small Cap Value Equity Fund paid an income distribution of $0.034701 per share or $8,741 and a short-term capital gain distribution of $0.197167 per share or $49,668 to shareholders of record on December 27, 2005.

Value Fund. On December 28, 2004, the Value Equity Fund paid an income distribution of $0.0423 per share to shareholders of record on December 27, 2004 and a short-term capital gain distribution of $0.0344 to shareholders of record on December 27, 2004.

The tax character of distributions paid for the fiscal year ended October 31, 2005 and the period ended October 31, 2004 was as follows:

On December 28, 2005, the Value Equity Fund paid an income distribution of $0.083698 per share or $239,922 and short-term and long-term capital gain distributions totaling $0.501702 per share or $1,438,139 to shareholders of record on December 27, 2005.

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

OTHER INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Funds at (800) 551-3998; and (2) from the Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Becker Capital Management, Inc.

1211 SW Fifth Avenue

Suite 2185

Portland, OR 97204

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

April 30, 2006

(Unaudited)

Fund Advisor:

Dreman Value Management, LLC

520 East Cooper Ave.

Suite 230-4

Aspen, CO 81611

Toll Free: (800) 247-1014

FUND HOLDINGS – (Unaudited)

1As a percent of net assets

Dreman Contrarian Large Cap Value Fund (the “Large Cap Fund”) invests primarily in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Fund’s advisor.

1As a percent of net assets

Dreman Contrarian Mid Cap Value Fund (the “Mid Cap Fund”) invests in common stocks of medium capitalization companies that have intrinsic value in the opinion of the Fund’s advisor.

1As a percent of net assets

Dreman Contrarian Small Cap Value Fund (the “Small Cap Fund”) invests primarily in common stocks of small capitalization companies that have intrinsic value in the opinion of the Fund’s advisor.

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission’s web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS’ EXPENSES – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dreman Contrarian Large Cap Value Fund	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 – April 30, 2006
Actual	$1,000.00	$1,095.29	$6.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.33	$6.53

* Expenses are equal to the Large Cap Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Mid Cap Value Fund	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 – April 30, 2006
Actual	$1,000.00	$1,142.02	$7.44
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.01

* Expenses are equal to the Mid Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Small Cap Value Fund	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 – April 30, 2006
Actual	$1,000.00	$1,265.68	$8.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.37	$7.49

* Expenses are equal to the Small Cap Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
April 30, 2006
(Unaudited)

Common Stocks - 95.40%	Shares	Value
Air Courier Services - 0.46%		
FedEx Corp.	300	$ 34,539
Cigarettes - 1.97%		
Reynolds American, Inc.	1,355	148,576
Converted Paper & Paperboard Products - 2.49%		
3M Co.	2,200	187,946
Crude Petroleum & Natural Gas - 7.96%		
Anadarko Petroleum Corp.	1,300	136,266
Apache Corp.	1,900	134,995
Devon Energy Corp.	3,400	204,374
Encana Corp.	400	20,020
Kerr-McGee Corp.	30	2,996
Occidental Petroleum Corp.	1,000	102,740
		601,391
Drilling Oil & Gas Wells - 0.11%		
Transocean, Inc. (a)	100	8,107
Electronic & Other Electrical Equipment - 1.92%		
General Electric Co.	4,200	145,278
Electronic Connectors - 1.67%		
Tyco International Ltd.	4,800	126,480
Electric Services - 0.13%		
TXU Corp.	200	9,926
Federal & Federally - Sponsored Credit Agencies - 9.46%		
Federal Home Loan Mortgage Corp (Freddie Mac)	5,900	360,254
Federal National Mortgage Association (Fannie Mae)	7,000	354,200
		714,454
Fire, Marine & Casualty Insurance - 2.72%		
American International Group, Inc.	3,150	205,537
Food & Kindred Products - 8.52%		
Altria Group, Inc.	8,800	643,808

See accompanying notes which are an intgral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

Dreman Funds

Notes to the Financial Statements

April 30, 2006

(Unaudited)

NOTE 1.	ORGANIZATION

Dreman Contrarian Large Cap Value Fund (“Large Cap Value Fund”), Dreman Contrarian Mid Cap Value Fund (“Mid Cap Value Fund”), and Dreman Contrarian Small Cap Value Fund (“Small Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of each separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Large Cap Value Fund is total return. The investment objective of each of the Mid Cap Value Fund and Small Cap Value Fund is long-term capital appreciation. The investment adviser to each Fund is Dreman Value Management, LLC (the “Advisor”). The Large Cap Value Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund each commenced operations on December 31, 2003.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Dreman Funds

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

NOTE 3.	ACQUISITION OF CORBIN SMALL CAP VALUE FUND

On June 30, 2005, the Small Cap Value Fund acquired all the net assets of the Corbin Small Cap Value Fund (“Corbin Fund”) pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Corbin Fund on June 29, 2005. The acquisition was accomplished by a tax-free exchange of 292,703 shares of the Corbin Fund (valued at $7.58 per share) for 171,315 shares of the Small Cap Value Fund (valued at $12.95 per share). One share of the Small Cap Value Fund was exchanged for 1.709 shares of the Corbin Fund. Subsequent redemptions made by Corbin Fund shareholders will not be subject to the 1% redemption fee normally imposed on the Fund’s shareholders for early redemption.

The Corbin Fund’s net assets on the date of the reorganization amounted to $2,218,543, including $1,138,096 of unrealized depreciation and capital loss carryforwards of $2,934,192 and were combined with the Small Cap Value Fund’s net assets. The aggregate net assets of the Corbin Fund and the Small Cap Value Fund immediately before the acquisition were $2,218,543 and $1,243,547, respectively. The combined net assets immediately after the acquisition amounted to $3,462,090 for 267,342 shares outstanding.

Certain officers and trustees of the Corbin Fund are also officers and trustees of the Small Cap Value Fund.

NOTE 4.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Funds is Dreman Value Management, LLC. Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages the Fund’s investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the six months ended April 30, 2006, the Advisor earned fees, before the waiver described below, of $24,671, $5,110, and $19,160 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively. The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, through October 31, 2007. Excluding the voluntary reimbursement by the Advisor of each Fund’s 12b-1 expenses described below, for the six months ended April 30, 2006 the Advisor waived management fees and reimbursed expenses of

Dreman Funds

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 4.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

$40,584, $50,911, and $53,448 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. As of April 30, 2006, the Advisor owed $2,602, $7,318 and $4,000 to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively.

The Advisor is entitled to recoup from each Fund amounts waived or reimbursed for a period up to three years from the date such amounts were waived or reimbursed, provided the applicable Fund’s expenses, including such amounts, do not exceed the stated expense limitations. At October 31, 2005, the amounts subject to potential recoupment are as follows:

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. For the six months ended April 30, 2006, Unified received fees of $12,785, $12,785, and $12,785 for administrative services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively.

The Trust retains Unified to act as each Fund’s transfer agent and to provide each Fund with fund accounting services. For the six months ended April 30, 2006, Unified received transfer agent fees of $6,173, $6,175 and $6,142 for the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively and $653, $1,000 and $1,031 reimbursement of out of pocket expenses from the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Fund, respectively. For the six months ended April 30, 2006, Unified received fees of $10,009, $10,009 and $10,009 for fund accounting services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. A Trustee and certain officers of the trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Funds to the Distributor during the six months ended April 30, 2006. A Trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders,the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the six months ended April 30, 2006, the advisor was entitled to fees of $8,233, $1,505, and $5,058 for services provided to the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively, all of which the Advisor voluntarily waived. This voluntary waiver by the Advisor of the 12b-1 fees to which it is otherwise entitled may be discontinued by the Advisor at any time.

Dreman Funds

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 5.	INVESTMENTS TRANSACTIONS

For the six months ended April 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2006, the aggregate cost of securities for federal income tax purposes were $6,150,233, $1,211,326, and $4,827,062 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively

NOTE 6.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2006, the following owned more than 25% of the Funds:

David N. Dreman is the president of the Advisor and both David N. Dreman and the Dreman Capital Management Profit Sharing Plan are related parties to the Advisor.

Dreman Funds

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

Large Cap Value Fund. On December 29, 2004 the Large Cap Value Fund paid an income distribution of $0.1453 per share and a short-term capital gain distribution of $0.0805 per share to shareholders of record on December 28, 2004.

The tax character of distributions paid during the fiscal year ended October 31, 2005 and period ended October 31, 2004 was as follows:

On December 28, 2005 the Large Cap Value Fund paid an income distribution of $0.168628 per share or $84,987 and a long-term capital gain distribution of $0.323173 per share or $162,877 to shareholders of record on December 27, 2005.

Mid Cap Value Fund. On December 29, 2004 the Mid Cap Value Fund paid an income distribution of $0.0139 per share and a short-term capital gain distribution of $0.1828 per share to shareholders of record on December 28, 2004.

The tax character of distributions paid during the fiscal year ended October 31, 2005 and period ended October 31, 2004 was as follows:

On December 28, 2005 the Mid Cap Value Fund paid an income distribution of $0.034620 per share or $3,056, a short-term and long-term capital gain distribution totaling $1.775749 per share or $156,770 to shareholders of record on December 27, 2005.

Small Cap Value Fund. On December 29, 2004 the Small Cap Value Fund paid an income distribution of $0.0239 per share and a short-term capital gain distribution of $0.2055 per share to shareholders of record on December 28, 2004.

The tax character of distributions paid during the fiscal year ended October 31, 2005 and period ended October 31, 2004 was as follows:

On December 28, 2005 the Small Cap Value Fund paid an income distribution of $0.057347 per share or $14,615 to shareholders of record on December 27, 2005.

Dreman Funds

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 8.	DISTRIBUTION TO SHAREHOLDERS – continued

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the Mid Cap Value Fund. The difference between book basis and tax basis capital loss carryforwards is attributable to the loss carryforwards available to the Corbin Fund prior to the acquisition discussed in Note 3.

NOTE 9.	CAPITAL LOSS CARRYFORWARD

At October 31, 2005, the Small Cap Value Fund had available for federal tax purposes an unused capital loss carryforward of $3,942,760, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Losses expiring in 2009, 2011, 2012 and $52,078 in 2013 are attributable to loss carryforwards available to the Corbin Fund prior to the acquisition.

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 247-1014 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Dreman Value Management, LLC

520 East Cooper Avenue

Suite 230-4

Aspen, CO 81611

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

April 30, 2006

(Unaudited)

Fund Advisor:

GLOBALT, Inc.

3060 Peachtree Road, N.W.

One Buckhead Plaza, Suite 225

Atlanta, GA 30305

Toll Free 1-877-289-4769

  FUND HOLDINGS – (Unaudited)

1As a percent of the net assets

The Fund invests primarily in common stocks of larger capitalization U.S. companies (those with market capitalizations of $3 billion or more).

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GLOBALT Growth Fund	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* November 1, 2005 – April 30, 2006
Actual	$1,000.00	$1,083.61	$6.05
Hypothetical**	$1,000.00	$1,018.99	$5.86

* Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

**Assumes a 5% return before expenses.

GLOBALT Growth Fund
Schedule of Investments
April 30, 2006
(Unaudited)

Common Stocks - 99.65%	**Shares**	**Value**
Aircraft Engines & Engine Parts - 1.75%		
United Technologies Corp.	2,000	$ 125,620
Beverages - 1.30%		
Pepsico, Inc.	1,600	93,184
Biological Products, (No Diagnostic Substances) - 3.28%		
Neurocrine Biosciences, Inc. (a)	2,500	143,400
PDL Biopharma, Inc. (a)	3,200	92,096
		235,496
Bituminous Coal & Lignite Surface Mining - 1.42%		
Consol Energy, Inc.	1,200	102,192
Computer & Office Equipment - 1.37%		
IBM Corp.	1,200	98,808
Computer Storage Devices - 1.40%		
Seagate Technology (a)	3,800	100,928
Cogeneration Services & Small Power Producers - 2.08%		
AES Corp. (a)	8,800	149,336
Crude Petroleum & Natural Gas - 1.09%		
Devon Energy Corp.	1,300	78,143
Drilling Oil & Gas Wells - 0.97%		
Ensco International, Inc.	1,300	69,537
Electromedical & Electrotherapeutic Apparatus - 1.99%		
Varian Medical Systems, Inc. (a)	1,000	52,380
St Jude Medical, Inc. (a)	2,300	90,804
		143,184
Electronic & Other Electrical Equipment (No Computer Equip) - 2.89%		
General Electric Co.	6,000	207,540

See accompanyingnotes which are an integral part of the financial statements

GLOBALT Growth Fund
Schedule of Investments - continued
April 30, 2006
(Unaudited)

Common Stocks - 99.65% - continued	Shares	Value
Electronic Computers - 1.66%		
Apple Computers, Inc. (a)	1,700	$ 119,663
Farm Machinery & Equipment - 2.69%		
Deere & Co.	2,200	193,116
Fire, Marine & Casualty Insurance - 1.63%		
American International Group, Inc.	1,800	117,450
Gold and Silver Ores - 1.30%		
Newmont Mining Corp.	1,600	93,376
Grain Mill Products - 1.29%		
Kellogg Co.	2,000	92,620
Hospital & Medical Service Plans - 1.73%		
United Health Group, Inc.	2,500	124,350
Miscellaneous Business Credit Institution - 0.09%		
PHH Corp. (a)	240	6,691
Miscellaneous Chemical Products - 2.17%		
Smith International, Inc.	3,700	156,251
Miscellaneous Industrial & Commercial Machinery & Equipment - 1.49%		
Eaton Corp.	1,400	107,310
Motor Vehicle Parts & Accessories - 1.60%		
Honeywell International, Inc.	2,700	114,750
National Commerical Banks - 5.44%		
Citigroup, Inc.	4,000	199,800
Wachovia Corp.	3,200	191,520
		391,320

See accompanying notes which are an integral part of the financial statements

GLOBALT Growth Fund
Schedule of Investments - continued
April 30, 2006
(Unaudited)

Common Stocks - 99.65% - continued	Shares	Value
Oil & Gas Field Machinery & Equipment - 1.44%		
National Oilwell Varco, Inc. (a)	1,500	$ 103,455
Paper Mills - 0.03%		
Neenah Paper, Inc.	60	1,925
Paperboard Mills - 1.44%		
Smurfit-Stone Container Enterprises, Inc. (a)	8,000	103,600
Pharmaceutical Preparations - 4.45%		
Genentech, Inc. (a)	1,200	95,652
Wyeth	4,600	223,882
		319,534
Radio & TV Broadcasting & Communications Equipment - 3.44%		
Qualcomm, Inc.	3,200	164,288
Motorola, Inc.	3,900	83,265
		247,553
Retail - Auto & Home Supply Stores - 0.81%		
Advanced Auto Parts, Inc.	1,450	58,319
Retail - Drug Stores and Proprietary Stores - 1.85%		
Caremark RX, Inc.	1,400	63,770
Medco Health Solutions, Inc. (a)	1,300	69,199
		132,969
Retail - Lumber & Other Building Materials Dealers - 1.50%		
Home Depot, Inc.	2,700	107,811
Retail - Miscellaneous Shopping Goods Stores - 1.69%		
Staples, Inc.	4,600	121,486
Retail - Radio, TV & Consumer Electronic Stores - 2.24%		
Circuit City Stores, Inc.	5,600	161,000

See accompanying notes which are an integral part of the financial statements

GLOBALT Growth Fund
Schedule of Investments - continued
April 30, 2006
(Unaudited)

Common Stocks - 99.65% - continued	**Shares**	**Value**
Retail - Women's Clothing Stores - 0.83%		
Ann Taylor Stores, Inc. (a)	1,600	$ 59,728
Rubber & Plastics Footwear - 1.02%		
Nike, Inc.	900	73,656
Semiconductors & Related Devices - 6.57%		
Applied Materials, Inc.	5,700	102,315
Cypress Semiconductor Corp. (a)	7,800	133,848
Texas Instruments, Inc.	2,400	83,304
National Semiconductor Corp.	5,100	152,898
		472,365
Services - Advertising Agencies - 2.50%		
Omnicom Group	2,000	180,020
Services - Commercial Physical & Biological Research - 1.50%		
Pharmaceutical Product Development	3,000	107,610
Services - Computer Integrated Systems Design - 1.91%		
Scientific Games Corp. (a)	3,600	137,124
Services- Computer Programming Services - 2.12%		
Cognizant Technology Solutions Corp. (a)	2,400	152,664
Services - Computer Programming, Data Processing, Etc. - 2.33%		
Google, Inc. (a)	400	167,176
Services-Engineering, Accounting, Research, Management - 1.69%		
Paychex, Inc.	3,000	121,170
Services-Help Supply Services - 1.90%		
Manpower, Inc.	2,100	136,815

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

GLOBALT Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2006 (Unaudited)	For the Years Ended October 31, 2005	2004	2003	2002	2001
Selected Per Share Data						
Net asset value, beginning of year	$ 13.40	$ 12.26	$ 11.69	$ 9.52	$ 12.17	$ 20.72
Income from investment operations						
Net investment income (loss)	(0.02)	0.01	(0.05)	(0.05) (a)	(0.06) (a)	(0.07) (a)
Net realized and unrealized gain (loss)	1.14	1.13	0.62	2.30	(2.59)	(6.33)
Total from investment operations	1.12	1.14	0.57	2.25	(2.65)	(6.40)
Less Distributions to Shareholders:						
From net investment income	(0.01)	-	-	-	-	-
From net realized gain	-	-	-	(0.08)	-	(2.15)
Total distributions	(0.01)	-	-	(0.08)	-	(2.15)
Net asset value, end of year	$ 14.51	$ 13.40	$ 12.26	$ 11.69	$ 9.52	$ 12.17
Total return (b)	8.36% (c)	9.30%	4.88%	23.68%	-21.77%	-32.87%
Ratios and Supplemental Data						
Net assets, end of year (000)	$ 7,187	$ 7,299	$ 8,223	$ 8,709	$ 7,817	$ 12,946
Ratio of expenses to average net assets	1.17% (d)	1.17%	1.17%	1.17%	1.17%	1.30%
Ratio of expenses to average net assets before waiver & reimbursement	1.24% (d)	1.23%	1.19%	1.20%	1.20%	1.32%
Ratio of net income (loss) to average net assets	0.27% (d)	0.07%	(0.36)%	(0.42)%	(0.49)%	(0.44)%
Ratio of net income (loss) to average net assets before waiver & reimbursement	0.20% (d)	0.01%	(0.38)%	(0.45)%	(0.51)%	(0.46)%
Portfolio Turnover Rate	83.40%	123.84%	144.34%	123.97%	180.19%	244.82%

(a) Net investment income/(loss) per share was based on average shares outstanding throughout the year.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

See accompanying notes which are an integral part of the financial statements

GLOBALT Growth Fund

Notes to the Financial Statements

April 30, 2006

(Unaudited)

NOTE 1.	ORGANIZATION

GLOBALT Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995. The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment objective is to provide long-term growth of capital. The Fund’s advisor is GLOBALT, Inc. (“Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by, and subject to review of, the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative

GLOBALT Growth Fund

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor of the Fund, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board and pays all expenses of the Fund except brokerage costs, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short), fees and expenses of the non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund’s expenses, except those specified above. For the six months ended April 30, 2006, the Advisor earned a fee of $43,733 from the Fund before waiving a portion of those fees as described below. The Advisor has contractually agreed through February 28, 2007 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses, excluding brokerage costs, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, at 1.17% of average daily net assets. For the six months ended April 30, 2006, the Advisor waived management fees of $2,665. As of April 30, 2006 the Fund owed $6,908 to the Advisor for advisory services.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

GLOBALT Growth Fund

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund retains Unified Financial Securities, Inc. (the “Distributor”), to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2006. A Trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2006, purchases and sales of investment securities, other than short-term investments, were as follows:

As of April 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $6,424,700.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERS

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2006, National Financial Services Corporation, for the benefit of others, owned 33.74% of the Fund and thus may be deemed to control the Fund.

GLOBALT Growth Fund

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 7.	CAPITAL LOSS CARRYFORWARD

At October 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,953,783, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal years ended October 31, 2005 and 2004, the Fund made no distributions. On December 28, 2005, the Fund paid an income distribution of $0.010077 per share or $5,449 to shareholders of record on December 27, 2005.

As of October 31, 2005, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (877) 289-4769 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

MANAGEMENT AGREEMENT APPROVAL (Unaudited)

The Management Agreement (the “Agreement”) was approved by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”) at an in-person meeting held on February 12 and 13, 2006. The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of its peer group. The Board then reviewed the materials provided by the Adviser in advance of the meeting, which included, among other items, a description of the Adviser’s business, personnel and operations, a description of the compensation received by the Adviser from the Fund and a discussion of the Adviser's profitability. The Board also reviewed current financial statements for the Adviser and the Adviser’s Form ADV Part II, which discusses the Adviser’s policies and procedures regarding best execution, trade allocation, use of soft dollar arrangements, if any, that conform with Section 28(e) of the Securities Exchange Act of 1934, Code of Ethics and insider trading policies, and a representation from the Adviser that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of federal securities laws.

The Board spoke by teleconference with Mr. Gary Fullam, Chief Investment Officer of the Adviser and a Portfolio Manager of the Fund. Mr. Fullam discussed the performance of the Fund, noting that the environment has been relatively difficult for large cap growth managers, such as the Adviser, with value stocks dominating. He stated that the Fund will continue to target growth areas in the technology and health care sectors, which Mr. Fullam believes will pay off when growth stocks return to higher levels of performance. He also noted that the Fund was not far off its benchmark, with the main factors affecting performance driven by the Fund’s lack of participation in the energy and raw materials sectors.

In determining whether to renew the Agreement on behalf of the Fund, the Trustees primarily considered that: (1) although the Fund’s management fee is slightly higher than the average of its peer group, its total expense ratio is significantly lower than the average expense ratio of its peer group, 1.17% (after waiver and reimbursement) for the Fund, compared to an average of 1.83% for mutual funds of similar size and strategy; (2) the Adviser does not engage in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services provided to the Fund or the Adviser; (3) the Adviser appears to be financially stable with a broad asset base; and (4) the Adviser has agreed to continue to cap Fund expenses. Because of the Fund’s small size and the fact that the Adviser is capping expenses, the Trustees did not believe that breakpoints in the management fee should be required at this point. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the continuation of the Management Agreement between the Trust and GLOBALT is in the best interests of the GLOBALT Fund and its shareholders

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs Jr., Chief Financial Officer and Treasurer

Heather A. Barnes., Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

GLOBALT Inc.

3060 Peachtree Rd., N.W.

One Buckhead Plaza, Suite 225

Atlanta, GA 30305

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

April 30, 2006

(Unaudited)

Fund Advisor:

Spectrum Advisory Services Inc.

1050 Crown Pointe Parkway, Suite 750

Atlanta, GA 30338

(800) 788-6086

www.marathonvalue.com

April 30, 2006

Dear Shareholder:

The current period was a good one for investors and Marathon shareholders.  For a discussion of Marathon Value Portfolio's performance during the period ending April 30, 2006, please see the "Management Discussion" in the Semi-Annual Report.  I chose to give our fund the last name "Portfolio" rather than "Fund," which most mutuals are called, in order to reflect a difference in attitude.  I saw Marathon Value Portfolio as a continuation of my practice of being a "buy and hold" investor for the individuals who are clients of Spectrum Advisory Services.  All too many funds turn over their portfolios almost yearly, while our turnover rate continues to be relatively low.  The stated turnover rate for the Fund actually exceeds the turnover within the equity portion of the portfolio, primarily because of the way in which we actively manage our cash reserves.  By keeping our equity turnover low, we benefit from the growth in economic value of the companies.

One of my pet peeves, executive compensation, has finally risen to the level of public awareness it deserves. The importance of this issue extends beyond just the dollar cost of such practices. Many of us have witnessed employee morale, and therefore customer service, deteriorate when executives ask employees to sacrifice while at the same time they unjustly enrich themselves. The feedback loop for excessive executive compensation begins with highly paid consultants who make their compensation comparisons against highly paid executives whose salaries were put in place by other highly paid consultants. Companies overseas pay their top management a small fraction of what comparable U.S. companies pay. Therefore, to break the feedback loop, consultants need to borrow the operating manual used by domestic management – that is, to compare executive salaries to their overseas counterparts just as companies compare employee costs to overseas labor. Rest assured I vote the Fund’s shareholder proxies against directors who serve on compensation committees that participate in these excessive executive compensation plans.

I spent years studying past stock markets before I began managing money. In doing so, I observed that bear markets have much greater velocity than bull markets. They are shorter and more intense than bull markets. Should we experience one, our stable client base should give us a great advantage. Most mutual funds experience redemptions and therefore have to sell stock when the buying is best. I believe this fund is blessed with a different breed of shareowner.

Interested shareholders and others are encouraged to visit our website at www.marathonvalue.com for additional commentary and updates on the Fund.

Thank you for your confidence and trust.

Sincerely,

Marc Heilweil

MANAGEMENT DISCUSSION

Despite strong six-month performance, Marathon Value Portfolio (“Marathon”) narrowly failed to outperform its S&P 500 benchmark over the last six-month period ending April 30, 2006. For the period, Marathon’s total return was +9.37% while the S&P 500’s total return was +9.64%. Our shortfall against the S&P 500 for the current reporting period only began on the last day of the period. We started April with a comfortable margin over the S&P but saw that evaporate over the month as the market became overheated and we elected to stay in a cooler spot. Our longer-term record of success remains intact, though, as this is only the second of thirteen total reporting periods where we did not outperform the S&P 500. Since the Fund’s inception on March 28, 2000, Marathon’s cumulative total return was +75.33% versus the S&P 500’s cumulative total return of -4.15%, for a total return differential of +79.48% for Marathon.

Marathon’s track record of strong risk-adjusted returns has not gone unnoticed. As of April 30, 2006 the Fund currently has a Five-Star rating from Morningstar and Standard & Poor’s, as well as a Lipper Leader distinction for Total Return, Consistent Return and Preservation. (A)

Performance Summary

Cumulative Total Returns(A)
	Calendar 2000*	Calendar 2001	Calendar 2002	Calendar 2003	Calendar 2004	Calendar 2005	Year-to-Date 2006 (as of 04/30/06)	Since Inception (as of 04/30/06)
Marathon Value Portfolio . . . S&P 500 Index . . .	16.06% -11.67%	4.70% -11.89%	-11.00% -22.10%	26.20% 28.68%	14.03% 10.88%	6.20% 4.91%	6.10% 5.61%	75.33% -4.15%

Average Annual Total Returns(A)
For the Periods Ended April 30, 2006
	One Year	Five Years	Since Inception
Marathon Value Portfolio . . . . . . . . . . S&P 500 Index . . . . . .	17.32% 15.42%	8.08% 2.70%	9.66% -0.69%

*March 28, 2000 is the date Spectrum Advisory Services Inc. assumed management of Marathon. Returns for 2000 are from 03/28/00 through 12/31/00. Returns for 2006 are from 12/31/05 through 04/30/06. Returns are not annualized, except where noted.

(A) The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.marathonvalue.com or by calling 1-800-788-6086.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar Rating metrics. Marathon is rated 5 stars for Overall and 5 years, and 4 Stars for 3 years, within the Large Blend Category.

Standard & Poor's proprietary Fund Rankings on U.S.-domiciled funds reflect historical risk-adjusted performance, and are subject to change every month. Funds are ranked on 3-year Sharpe Ratio. The Sharpe Ratio is a measure of a fund's return adjusted for its risk. A Stars ranking of 5 is assigned to the top 10% of funds using the same investment style and that also outperformed their benchmark over 3 years. Approximately, the next 20% are ranked 4; 40% are ranked 3; 20% are ranked 2; 10% are ranked 1. For a fund to be ranked higher than 3 Stars, it must also outperform the three-month Treasury bill over 3 years. S&P's Fund Rankings do not take into account sales charges or the effect of sales charges on total returns. Marathon is rated 5 Stars for Overall, 3 years, and 5 years within the Equity Large Cap Blend Style and rated 5 Stars for Overall within the Domestic Equity Category.

Lipper Leader scores reflect funds’ historical performance among certain measurement criteria relative to peers within a particular category. The highest 20% of funds in each classification are named Lipper Leaders, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Marathon is rated a Lipper Leader for 5 years for Total Return, Consistent Return, and Preservation within the Multi-Cap Core Classification.

The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index’s total returns assume reinvestment of all distributions and exclude the effect of taxes and fees. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The current reporting period was marked by higher interest rates, energy and commodity prices. The latter two reached levels higher than they otherwise would have because of hedge fund money. The desire for risk assets also manifested itself in the enthusiasm for emerging markets and smaller companies.

We are invested primarily in companies that we believe are reasonably priced and whose businesses have prospects for continued good returns. We will hold cash where we can’t find companies with an attractive risk/reward profile.

Once again Office Depot was a top performer for the Fund (up +47.4% in the period) reflecting continued improvements in profitability that new CEO Steve Odland had begun last year. In addition to decisive moves to expand margins through cost savings, management has improved merchandising and expanded the company’s private brand offerings.

Valspar (up +28.3% in the period) contributed its good performance after several periods of lackluster share action. IMS Health (up +17% in the period) did well even though a deal to acquire them during this period fell through because of opposition from the shareholders of the purchasing company. This illustrates how important it is to own good franchises at reasonable prices.

Two general areas of weakness that have been a drag on performance for the Fund in the period are media and technology related companies. More specifically, Saga Communications (down -27.2% in the period) continues to reflect concerns that new media channels such as the internet and satellite radio will supplant traditional radio. While we acknowledge the changing dynamics in the radio business, we also find stock prices trading well below private market appraisals. Recent bids for several radio companies seem to reinforce this view.

As we said at the beginning of this fiscal year, we believe that our fund is well positioned for the challenges and opportunities of the current market.

The Fund’s investment objectives, risk, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and can be obtained by calling 1-800-788-6086 or visiting www.marathonvalue.com. The prospectus should be read carefully before investing.

Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204.

Fund Holdings – (Unaudited)

1Based on net assets. Investments are in common stock unless otherwise indicated.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund Expenses – (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2005) and held for the entire period (through April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Marathon Value Portfolio	Beginning Account Value November 1, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period* from November 1, 2005 to April 30, 2006
Actual	$1,000.00	$1,093.66	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.25

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period). The annualized expense ratio for the Fund was 1.25%.

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

Marathon Value Portfolio

Notes to the Financial Statements

April 30, 2006

(Unaudited)

NOTE 1.          ORGANIZATION

Marathon Value Portfolio (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment objective is to provide long-term capital appreciation. Effective March 28, 2000, the Fund’s advisor is Spectrum Advisory Services, Inc. (the “Advisor”).

NOTE 2.          SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Marathon Value Portfolio

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 2.          SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

NOTE 3.          FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund’s expenses, except those specified above. For the six months ended April 30, 2006, the Advisor earned a fee of $136,324 from the Fund. The Advisor has contractually agreed to waive and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.25% of average daily net assets through October 31, 2006. For the six months ended April 30, 2006, the Advisor waived expenses of $1,796.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and certain officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2006. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.          INVESTMENT TRANSACTIONS

For the six months ended April 30, 2006, purchases and sales of investment securities, other than short-term investments were as follows:

Marathon Value Portfolio

Notes to the Financial Statements

April 30, 2006 – continued

(Unaudited)

NOTE 4.         INVESTMENT TRANSACTIONS - continued

As of April 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $17,655,111.

NOTE 5.         ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.         BENEFICIAL OWNERS

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2006, Charles Schwab & Co. held, in an omnibus account for the benefit of others, 58.27% of the Fund’s shares.

NOTE 7.        DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2004, the Fund paid an income distribution of $0.1009 per share to shareholders of record on December 27, 2004.

The tax character of distributions paid during the fiscal years 2005 and 2004 were as follows:

As of October 31, 2005, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

On December 28, 2005, the Fund paid an income distribution of $0.096721 per share or $140,542 to shareholders of record on December 27, 2005. On December 28, 2005, the Fund paid a long-term capital gain distribution of $0.22632 per share or $328,858 to shareholders of record on December 27, 2005.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 788-6086 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Approval of the Management Agreement (Unaudited)

The Management Agreement (the “Agreement”) was approved by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”) at an in-person meeting held on February 12 and 13, 2006. The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of its peer group. The Board then reviewed the materials provided by the Advisor in advance of the meeting, which included, among other items, a description of the Advisor’s business, personnel and operations, a description of the compensation received by the Advisor from the Fund and a discussion of the Advisor's profitability. The Board also reviewed current financial statements for the Advisor and the Advisor’s Form ADV Part II, which discusses the Advisor’s policies and procedures regarding best execution, trade allocation, use of soft dollar arrangements, if any, that conform with Section 28(e) of the Securities Exchange Act of 1934, Code of Ethics and insider trading policies, and a representation from the Advisor that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of federal securities laws, and that the Advisor is not involved in any legal or securities enforcement proceedings. The Board also spoke with the Advisor’s president by telephone to discuss the Fund's performance and other matters.

In determining whether to renew the Management Agreement on behalf of the Marathon Value Portfolio, the Trustees primarily considered that: (1) the Fund’s returns exceeded those of its peer group and benchmark during the prior year and over the longer term; (2) the Advisor is capping the Fund’s total expenses; (3) although the Fund’s management fee is slightly higher than the average of its peer group, total expenses incurred by Fund shareholders (after reimbursement) are substantially lower than its peer group’s (the Fund has an annual total expense ratio of 1.25% compared to an average of 1.75% for mutual funds of similar size and strategy); and (4) the Advisor does not engage in soft dollar arrangements pursuant to which brokers provide research to the Fund or the Advisor in return for allocated Fund brokerage. Because of the Fund’s size and the fact that the Advisor is capping expenses, the Trustees did not believe that fee breakpoints in the management fee should be required at this point. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the continuation of the Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

April 30, 2006

(Unaudited)

Fund Advisor:

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

Toll Free (866) 726-0044

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-726-0044.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Merrill Lynch US Treasury Bill Master Index is a widely recognized unmanaged index of fixed income prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December20, 2005 (commencement of Fund operations) and held through April 30, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on The Sound Mind Investing, and to obtain performance data current to the most recent month end, please call 1-866-726-0044. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The Fund may invest in equity and fixed income securities, preferred stock, or convertible securities. The Fund may also invest in other investment companies, including closed-end funds and exchange-traded funds. The Fund may hold a significant portion of its assets in cash in anticipation of investment opportunities.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (December 20, 2005, the date the Fund commenced operations) and held for the entire period (through April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

QCM Absolute Return Fund	Beginning Account Value December 20, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period ended April 30, 2006
Actual	$1,000.00	$1,020.16	$8.15*
Hypothetical **	$1,000.00	$1,013.65	$11.22**

*Expenses are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 131/365 (to reflect the period since commencement of Fund operations on December 20, 2005).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2005 to April 30, 2006.

See accompanying notes which are an integral part of the financial statements

QCM Absolute Return Fund
Schedule of Investments - continued
April 30, 2006
(Unaudited)

Common Stock - 92.05% - continued	**Shares**	**Value**
Pharmaceutical Preparations - 3.90%		
Andrx Corp. (a)(b)	2,000	$ 46,620
Mylan Laboratories, Inc. (b)	2,000	43,680
Pfizer, Inc. (b)	2,000	50,660
		140,960
Pipe Lines - 2.73%		
TransMontaigne, Inc. (a)(b)	9,000	98,640
Radiotelephone Communications - 2.46%		
Nextel Partners, Inc. (a)	2,300	65,182
Vodafone Group PLC (c)	1,000	23,700
		88,882
Real Estate Investment Trust - 7.09%		
Amerivest Properties (a)	14,300	61,490
Arden Realty, Inc.	3,800	172,292
Carramerica Realty Corp.	500	22,380
		256,162
Regional Commercial Banks - 1.05%		
Albemarle First Bank (a)	1,059	16,256
James Monroe Bancorp, Inc. (a)	939	21,663
		37,919
Retail - Department Stores - 0.84%		
Saks, Inc. (a)(b)	1,500	30,210
Retail - Eating Places - 0.86%		
Checkers Drive In Restaurants, Inc. (a)	2,100	30,975
Retail - Grocery Stores - 3.46%		
Albertsons, Inc. (b)	4,945	125,257
Retail - Miscellaneous Shopping Goods Stores - 3.60%		
Sports Authority, Inc. (a)	3,500	130,060
Savings Institutions, Not Federally Chartered - 2.90%		
Commercial Capital Bancorp, Inc.	1,600	25,072
Independence Community Bank Corp.	1,900	79,800
		104,872
Services - Computer Integrated Systems Design - 3.89%		
Anteon International Corp. (a)	1,500	81,975
Computer Sciences Corp. (a)(b)	1,000	58,550
		140,525
Services - Computer Processing & Data Preparation - 0.31%		
Pegasus Solutions, Inc. (a)	1,176	11,101
Services - Educational Services - 1.76%		
Education Management Corp. (a)	1,500	63,690
Services - Motion Picture & Video Tape Production - 4.45%		
Pixar, Inc. (a)(b)	2,500	160,725

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

QCM Absolute Return Fund
Schedule of Written Call Options
April 30, 2006
(Unaudited)

Written Call Options / Expiration Date @ Exercise Price	Shares Subject to Call	Value
Albertson's, Inc., 05/20/2006 @ $25.00	400	$ 190
Albertson's Inc., 06/17/2006 @ $25.00	800	560
Andrx Corp., 06/17/2006 @ $20.00	1,000	3,550
Andrx Corp., 05/20/2006 @ $22.50	1,000	1,200
BB&T Corp., 05/20/2006 @ $37.50	1,300	7,150
Capital One Financial Corp., 5/20/2006 @ $80.00	500	3,450
Citizens Communications Co., 08/19/2006 @ $12.50	5,000	4,750
Computer Sciences Corp., 05/20/2006 @ $55.00	1,000	3,900
Constellation Energy Group, Inc., 05/20/2006 @ $50.00	2,000	10,300
Duke Energy Corp., 05/20/2006 @ $27.50	3,500	5,950
Engelhard Corp., 05/20/2006 @ $40.00	1,500	337
Greater Bay Bancorp, 06/17/2006 @ $25.00	800	2,360
KCS Energy, Inc., 05/20/2006 @ $25.00	1,700	7,565
KCS Energy, Inc., 05/20/2006 @ $30.00	800	540
KeySpan Corp., 06/17/2006 @ $40.00	500	475
KeySpan Corp., 05/20/2006 @ $40.00	500	287
Marshall & Ilsley Corp., 05/20/2006 @ $40.00	500	2,950
McClatchy Co., 05/20/2006 @ $45.00	800	1,040
McClatchy Co., 07/22/2006 @ $45.00	500	1,162
Mercantile Bankshares Corp., 07/22/2006 @ $40.00	300	120
Mills Corp., 05/20/2006 @ $25.00	500	3,500
Mills Corp., 05/20/2006 @ $35.00	300	83
Mylan Laboratories, Inc., 05/20/2006 @ $22.50	1,000	375
Mylan Laboratories, Inc., 05/20/2006 @ $20.00	1,000	2,025
NTL Holdings, Inc., 05/20/2006 @ $25.00	1,400	3,675
NTL Holdings, Inc., 05/20/2006 @ $27.50	400	290
Pfizer, Inc., 05/20/2006 @ $25.00	2,000	1,050
Pixar, Inc., 05/20/2006 @ $60.00	2,500	11,500
Price Communications Corp., 05/20/2006 @ $17.50	9,500	1,663
Public Service Enterprise Group, Inc., 05/20/2006 @ $60.00	1,000	3,350
Saks, Inc., 05/20/2006 @ $17.50	1,500	4,050
South Financial Group, Inc., 05/20/2006 @ $25.00	1,000	2,225
SUPERVALU, Inc., 05/20/2006 @ $30.00	1,100	138
Sybron Dental Specialties, Inc., 05/20/2006 @ 45.00	1,000	2,200
Time Warner, Inc., 05/20/2006 @ $17.00	2,000	1,150
Time Warner, Inc., 05/20/2006 @ $16.00	1,000	1,450
TransMontaigne, Inc., 06/17/2006 @ $10.00	9,000	9,675
Tyco International LTD., 05/20/2006 @ $25.00	700	1,155
Univision Communications, Inc., 06/17/2006 @ $32.50	500	1,775
Valor Communications Group, Inc., 08/19/2006 @ $12.50	3,200	2,480
Verizon Communications, Inc., 06/17/2006 @ $30.00	500	1,675
Verizon Communications, Inc., 05/20/2006 @ $32.50	1,800	1,890
Vodafone Group PLC., 05/20/2006 @ $20.00	1,000	3,800
Webster Financial Corp., 07/22/2006 @ $50.00	200	95
Total (Premiums Received $116,613)	68,500	$ 119,105

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

QCM Absolute Return Fund
Statement of Assets and Liabilities
April 30, 2006
(Unaudited)

Assets		
Investments in securities, at value (cost $3,714,867)	$	3,723,099
Cash at broker		420,783
Receivable for investments sold		104,208
Receivable due from Advisor		13,019
Interest receivable		202
Dividend receivable		3,616
Prepaid expenses		13,868
Total assets		4,278,795
Liabilities		
Call Options Written (Premiums Received $116,613)		119,105
Put Options Written (Premiums Received $1,306)		1,340
Securities sold short (Proceeds $150,298)		167,770
Payable for investments purchased		346,891
12b-1 fees		2,724
Payable to Administrator		7,232
Payable to Fund Accountant		5,766
Payable to Transfer Agent		2,422
Payable to Trustees and Officers		2,405
Other accrued expenses		8,413
Total liabilities		664,068
Net Assets	$	3,614,727
Net Assets consist of:		
Paid in capital	$	3,597,711
Accumulated undistributed net investment (loss)		(7,063)
Accumulated net realized gain from investment transactions		35,845
Net unrealized appreciation/(depreciation) on:		
Common Stock		8,232
Call Options Written		(2,492)
Put Options Written		(34)
Securities sold short		(17,472)
Net Assets	$	3,614,727
Shares outstanding (unlimited number of shares authorized)		358,027
Net Asset Value and offering price per share	$	10.10
Redemption price per share* ($10.10 *99%)	$	10.00

* The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

QCM Absolute Return Fund
Financial Highlights
(For a share outstanding during the period)

		Period Ended April 30, 2006 (Unaudited)	
			(a)
Selected Per Share Data:			
Net asset value, beginning of period	$	10.00	
Income from investment operations:			
Net investment (loss)		(0.02)	
Net realized and unrealized gain		0.22	
Total from investment operations		0.20	
Less Distributions to Shareholders:			
From net investment income		0.00	(b)
From net realized gain		(0.10)	
Total distributions		(0.10)	
Paid in capital from redemption fees (c)		-	
Net asset value, end of period	$	10.10	
Total Return (d)		2.02%	(e)
Ratios and Supplemental Data:			
Net assets, end of period (000)	$	3,615	
Ratio of expenses to average net assets		2.25%	(f)
Ratio of expenses to average net assets before reimbursement		7.10%	(f)
Ratio of net investment income to average net assets		(0.65)%	(f)
Ratio of net investment income to average net assets before reimbursement		(5.50)%	(f)
Portfolio turnover rate		268.38%	

(a) For the period December 20, 2005 (the date the Fund commenced operations) through April 30, 2006.
(b) Distribution from net investment income resulted in less than $0.005 per share.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.

See accompanying notes which are an integral part of the financial statements

QCM Absolute Return Fund

Notes to the Financial Statements

April 30, 2006

(Unaudited)

NOTE 1.         ORGANIZATION

The QCM Absolute Return Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on August 29, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of each separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 20, 2005. The investment advisor to the Fund is Quixote Capital Management, LCC (the “Advisor”).

NOTE 2.         SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

QCM Absolute Return Fund

Notes to the Financial Statements – continued

April 30, 2006

(Unaudited)

NOTE 2.         SIGNIFICANT ACCOUNTING POLICIES - continued

Short Sales – The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund will typically distribute substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request.

NOTE 3.         FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments, subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average net assets. For the period December 20, 2005 (commencement of operations) through April 30, 2006, the Advisor earned fees of $13,619 from the Fund before the waiver and reimbursement described below.

The Advisor has contractually agreed through the end of the Fund’s second fiscal year, October 31, 2007, to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 2.25% of the Fund’s average daily net assets. For the period December 20, 2005 (commencement of operations) through April 30, 2006, the Advisor waived fees and/or reimbursed expenses of $52,928. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the expenses occur provided that the Fund is able to make such repayment without exceeding the 2.25% expense limitation. At April 30, 2005, the Fund was owed $13,019 by the Advisor.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period December 20, 2005 (commencement of operations) through April 30, 2006, Unified earned fees of $11,023 for administrative services provided to the Fund.

QCM Absolute Return Fund

Notes to the Financial Statements - continued

April 30, 2006

(Unaudited)

NOTE 3.         FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the period December 20, 2005 (commencement of operations) through April 30, 2006, Unified earned fees of $6,409 from the Fund for transfer agent services and $4,363 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period December 20, 2005 (commencement of operations) through April 30, 2006, Unified earned fees of $9,161 from the Fund for fund accounting services. A Trustee and certain officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified Financial Securities, Inc., (the “Distributor”), serves as principal underwriter for the Fund. The Fund has adopted a distribution plan in accordance to Rule 12b-1 under the Investment Company Act of 1940 (the “12b-1 Plan”) under which the Fund will pay a distribution fee at a rate of .25% per annum of the average daily net assets to reimburse the Advisor for expenses in distributing shares and promoting sales of the Fund. For the period December 20, 2005 (commencement of operations) through April 30, 2006, the Fund accrued $2,724 in 12b-1 fees. No fees will be paid pursuant to this Plan during the first two fiscal years of the Fund’s operations.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period December 20, 2005 (commencement of operations) through April 30, 2006. The Distributor is a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.         INVESTMENTS

For the period ended April 30, 2006, purchases and sales of investment securities (excluding options and short sales), other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $3,714,867.

QCM Absolute Return Fund

Notes to the Financial Statements - continued

April 30, 2006

(Unaudited)

NOTE 5.         ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.         BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2006, Charles Schwab & Co. and Fiserv Trust Company, for the benefit of others, were the record owners of 48.97% and 34.98% of the outstanding shares of the Fund, respectively.

NOTE 7.         OPTIONS WRITTEN

As of April 30, 2006, $420,783 in cash and portfolio securities valued at $1,526,962 were held by the broker as cover for call and put options written by the Fund.

Transactions in written options during the period December 20, 2005 (commencement of operations) through April 30, 2006 were as follows (100 shares of common stock underly each option contract):

NOTE 8.         DISTRIBUTIONS

On December 30, 2005, the Fund paid an income distribution of $0.002328 per share or $334 to shareholders of record on December 29, 2005. On March 31, 2006, the Fund paid a short-term capital gain distribution of $0.100 per share or $33,917 to shareholders of record on March 30, 2006.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (866) 726-0044 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather Barnes, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

US Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

April 30, 2006

(Unaudited)

Fund Advisor:

SMI Advisory Services, LLC

422 Washington Street

Columbus, IN 47201

Toll Free (877) SMI-FUND

Dear Fellow Shareholders,

It hardly seems possible that The Sound Mind Investing Fund is old enough to need a semi-annual report already! These first months of the Fund’s life have been a whirlwind, but the initial response from investors has made all the effort worthwhile. With thousands of other mutual funds and investment options to choose from, we appreciate the confidence you’ve expressed in choosing to invest with us. We’ve been working extremely hard to make The Sound Mind Investing Fund great. It’s our goal to prove your early confidence has been well placed.

Strong Early Growth

I often play a game called “High-Low” with my young children at dinnertime. Each of us takes a turn telling the best and worst things that happened to us that day. While my three-year-old’s high normally involves some dessert he’s recently eaten, the approach will often jumpstart conversations by immediately identifying the things going on in each child’s life that they consider to be most important. It sure beats the standard routine of me asking how school was and hearing the pat response, “fine.”

Turning that approach on the mutual fund, the “Low” of these early months was probably the morning in late November when we arrived at work to find that Morningstar had panned the Fund as “unnecessary” — before it had even opened or been publicly announced! That stung a bit, but realistically we didn’t expect any accolades from them. Our “Upgrading” management philosophy, which actively strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers, is just too far outside their conventional wisdom box. Thankfully, a pair of “Highs” was lurking just around the corner. First was your response to the Fund’s opening, which surpassed anything we anticipated. To start this semi-annual period with no assets and end with over $110 million shows clearly that the people whose opinion we really care about—you, our fellow investors—find the Fund necessary and useful. And second, the Fund’s performance (detailed within this report) was certainly a high as well. The Fund’s gain of 12.45% over the period measured in this report (12/2/05–4/30/06) more than doubled the 5.36% and 4.37% gains of our benchmark indices, the Wilshire 5000 and S&P 500, respectively. That’s exactly the sort of strong performance we seek.

The rapid growth in assets did present a few challenges though. Because of regulations on marketing mutual funds, we weren’t able to solicit feedback in advance of the launch to determine what sort of cash flows to expect. So as the Fund became available through the major fund supermarkets and the cash really started pouring in, we had to deal with the implications of some of the SEC’s diversification rules sooner than we had anticipated. In addition, the market’s strong performance, particularly in January, presented a challenge from a relative performance standpoint since we consistently had high levels of cash on the Fund’s books. We were investing it as quickly as possible, but the rapid inflows meant that our daily cash represented a relatively high percentage of the overall portfolio in those early months. Having several percent of the Fund’s assets in cash while the market was racing ahead caused our relative performance to lag a bit early on. Those daily cash inflows are no longer a significant percentage of assets given the growth of the Fund, but in those early days it hurt to see the market go straight up while we were effectively holding so much cash. For a brand new fund though, we feel things were going quite well to be able to list among our early challenges new money coming in so quickly and the market going up strongly!

A Different Sort of Fund

There is a fundamental difference between The Sound Mind Investing Fund and most other equity mutual funds. Most other funds focus on a particular investing style (for example, growth or value), a particular market segment (international, large-company, or small-company stocks), or some particular combination of style and segment (large-company/growth stocks, small-company/value stocks, etc.). They then search for stocks that meet their specific criteria and fill their fund with them.

Most funds are not designed to be stand-alone investment portfolios. Rather, they are ingredients to be used by investors and advisors in assembling a diversified portfolio. That process usually involves determining how much the investor desires to allocate to each category of investments, then choosing one or more mutual funds from each corresponding fund group. In this way, the investor typically ends up with a portfolio of a half dozen or more separate mutual funds, each filling a particular slot or niche in the overall portfolio.

By contrast, The Sound Mind Investing Fund is designed to provide a “one-stop-shop” tool for equity investors. Within this single fund exists a portfolio of other mutual funds. In other words, we do the shopping among the various categories of funds on your behalf. With 36 separate funds owned as of this report, buying the single Sound Mind Investing Fund has the same effect as buying proportional shares of each of those 36 separate underlying funds.1 If your investment objective matches that described in the Sound Mind Investing Fund prospectus, owning this single Fund could be an attractive alternative to managing a portfolio of separate mutual funds gathered from various equity risk categories and asset classes. In this way, investors who wish to utilize the Upgrading investing methodology2 can easily do so by purchasing The Sound Mind Investing Fund, eliminating the need to monitor and upgrade a larger portfolio of funds themselves.

Thank you for demonstrating your trust in the Upgrading management philosophy by investing in The Sound Mind Investing Fund during this early phase of its life. We appreciate your confidence and are working hard on your behalf to make the Fund a success.

Sincerely,

Mark Biller

Senior Portfolio Manager

The Sound Mind Investing Fund

_________________________

1Note that in addition to the fees and expenses payable directly to the SMI Fund, the Fund also pays its share of the fees and expenses of the underlying funds. As a result, you pay higher total expenses than you would investing in the underlying funds directly.

2See The Sound Mind Investing Fund prospectus for a fuller explanation of the Upgrading investment strategy.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-764-3863.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December2, 2005 (commencement of Fund operations) and held through April 30, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on The Sound Mind Investing, and to obtain performance data current to the most recent month end, please call 1-877-764-3863. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The Fund seeks to achieve its objective by investing in a diversified portfolio of at least 20 other investment companies using a “fund upgrading” strategy. The fund upgrading investment approach is a systematic investment approach that is based on the belief of the Fund’s advisor, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of mutual funds, and standing ready to move assets into the funds deemed by the advisor to be most attractive at the time of analysis.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (December 2, 2005, the date the Fund commenced operations) and held for the entire period through April 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

The Sound Mind Investing Fund	Beginning Account Value December 2, 2005	Ending Account Value April 30, 2006	Expenses Paid During Period ended April 30, 2006
Actual	$1,000.00	$1,124.46	$6.44*
Hypothetical **	$1,000.00	$1,018.73	$6.12

*Expenses are equal to the Fund’s annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the period since commencement of Fund operations on December 2, 2005).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2005 to April 30, 2006.

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements

The Sound Mind Investing Fund

Notes to the Financial Statements

April 30, 2006

(Unaudited)

NOTE 1.         ORGANIZATION

The Sound Mind Investing Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on August 29, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 2, 2005. The investment advisor to the Fund is SMI Advisory Services, LLC (the “Advisor”).

NOTE 2.         SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

The Sound Mind Investing Fund

Notes to the Financial Statements - continued

April 30, 2006

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request.

NOTE 3.         FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual percentage of the Fund’s average net assets as follows:

For the period December 2, 2005 (commencement of operations) through April 30, 2006, the Advisor earned fees of $226,780 from the Fund before the waiver and reimbursement described below.

The Advisor has contractually agreed through October 31, 2007 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.50% of the Fund’s average daily net assets. For the period December 2, 2005 (commencement of operations) through April 30, 2006, the Advisor waived fees and/or reimbursed expenses of $11,765. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the expenses occur provided that the Fund is able to make such repayment without exceeding the 1.50% expense limitation. During the Fund’s fiscal year, waivers and/or reimbursements by the Advisor of portions of the Fund’s operating expenses will be treated as amounts advanced to the Fund by the Advisor, and may be reimbursed to the Advisor during that fiscal year. Notwithstanding any such reimbursements to the Advisor, the total operating expenses of the Fund for the fiscal year will not exceed the 1.50% expense limitation described above.

In addition to the advances to the Fund by the Advisor described above, the Advisor advanced $12,367 to the Fund for offering expenses prior to the Fund’s commencement of operations.

Under the Agreement, the Advisor may obtain reimbursement from the Fund at any time for these offering expenses advanced to the Fund.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period December 2, 2005 (commencement of operations) through April 30, 2006, Unified earned fees of $23,146 for administrative services provided to the Fund.

The Sound Mind Investing Fund

Notes to the Financial Statements - continued

April 30, 2006

(Unaudited)

NOTE 3.         FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the period December 2, 2005 (commencement of operations) through April 30, 2006, Unified earned fees of $8,882 from the Fund for transfer agent services and $21,278 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period December 2, 2005 (commencement of operations) through April 30, 2006, Unified earned fees of $12,148 from the Fund for fund accounting services. A Trustee and certain officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period December 2, 2005 (commencement of operations) through April 30, 2006. The Distributor is a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.         INVESTMENTS

For the period ended April 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $106,541,520.

NOTE 5.         ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Sound Mind Investing Fund

Notes to the Financial Statements - continued

April 30, 2006

(Unaudited)

NOTE 6.         BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2006, National Financial Securities Corporation, for the benefit of others, was the record owner of 29.16% of the outstanding shares of the Fund.

NOTE 7.         DISTRIBUTIONS

On December 30, 2005, the Fund paid an income distribution of $0.004067 per share or $6,329 to shareholders of record on December 29, 2005.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (877) 764-3863 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather Barnes, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

SMI Advisory Services, LLC

422 Washington Street

Columbus, IN 47201

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen McCurdy Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.   NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services.   NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.   NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.   NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.   NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of June 13, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under theInvestment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Unified Series Trust

By:

/s/ Anthony Ghoston______________________

Anthony Ghoston, President

Date: /7/7/2006___________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Anthony Ghoston______________________

Anthony Ghoston, President

Date: /7/7/2006___________________________

By:

/s/ Freddie Jacobs, Jr___________________________

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date: /7/6/2006_______________________________